Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share

The following weighted-average equivalent shares of common stock were excluded from the diluted net loss per share calculation because their inclusion would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2017	2016
Options to purchase common stock	6,099	5,249
Unvested restricted stock units	407	—
Conversion of convertible preferred stock	6,635	14,647

Total shares excluded from net loss per share	13,141	19,896

The following weighted-average equivalent shares of common stock were excluded from the diluted net loss per share calculation because their inclusion would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2014	2015	2016
Options to purchase common stock	5,132	5,045	5,516
Conversion of convertible preferred stock	9,003	12,198	14,647
Shares of common stock collateralizing note receivable from stockholders	13,688	—	—

Total shares excluded from net loss per share	27,823	17,243	20,163